Premiums receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Premiums Receivable Reconciliation [Line Items]
Balance at beginning of period	$ 697,233	$ 802,159
Change during period	10,414	(104,926)
Balance at end of period	707,647	697,233
Premiums in course of collection
Premiums Receivable Reconciliation [Line Items]
Balance at beginning of period	73,702	214,891
Change during period	11,347	(141,189)
Balance at end of period	85,049	73,702
Premiums accrued but unbilled
Premiums Receivable Reconciliation [Line Items]
Balance at beginning of period	623,531	587,268
Change during period	(933)	36,263
Balance at end of period	$ 622,598	$ 623,531